Commerce Kansas Tax-Free Intermediate Bond Fund
Commerce Kansas Tax-Free Intermediate Bond Fund – Summary
Investment Objective
The investment objective of the Fund is to seek current income exempt from federal and, to the extent possible, from Kansas income taxes, as is consistent with the preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There is no sales charge imposed on purchases of shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Commerce Kansas Tax-Free Intermediate Bond Fund Kansas Tax-Free Intermediate Bond Fund
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Sales Charge (load) Imposed on Reinvested Distributions	none
Maximum Deferred Sales Charge (load) Imposed on Redemptions	none
Redemption Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Commerce Kansas Tax-Free Intermediate Bond Fund Kansas Tax-Free Intermediate Bond Fund
Management Fees	[1]	0.48%
Other Expenses		0.36%
Total Annual Fund Operating Expenses		0.84%
Less Fee Waiver and/or Expense Reimbursement	[2]	0.14%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.70%
[1]	"Management Fees" have been restated to reflect current fees.
[2]	The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding, interest, taxes, and extraordinary expenses, during the current fiscal year to 0.70% of the Fund’s average daily net assets through March 1, 2014. After this date, the Adviser or the Fund may terminate the contractual arrangement.

Example:
This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Commerce Kansas Tax-Free Intermediate Bond Fund Kansas Tax-Free Intermediate Bond Fund	72	254	452	1,024

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.
Principal Investment Strategies
  Security Types:  Under normal market conditions, invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in Kansas municipal bonds, the income from which, in the opinion of bond counsel, is exempt from regular federal income taxes, federal alternative minimum taxes and Kansas taxes. Alternatively, at least 80% of the Fund’s distributed income must be exempt from such taxes. The Fund’s 80% investment strategy is fundamental–meaning that it can be changed only by the holders of a majority of the outstanding voting securities of the Fund.
  The Fund seeks to maximize the proportion of its dividends that are exempt from both federal and Kansas income tax.
  The Fund strives to minimize net realized capital gains.
  Credit Quality:  The Fund invests in securities that are rated investment grade at the time of purchase by at least one nationally recognized statistical rating organization, or which are unrated but deemed by the Adviser to be of comparable quality to investment grade securities at the time of purchase. The Fund may invest up to 25% of its total assets in such unrated securities. Subsequent to purchase, the Fund’s portfolio securities may be downgraded below investment grade or may be deemed by the Adviser to be no longer comparable to investment grade securities. The Adviser will consider such an event in determining whether the Fund should continue to hold the security. Up to 5% of the Fund’s total assets may represent securities downgraded below investment grade after purchase.
  Maturity Distribution:  The Fund actively manages maturities to take advantage of changes in interest rates. Under normal market conditions, the average weighted maturity of the Fund’s portfolio securities will be three to ten years.

Principal Risks
Investment Risk:  The value of your investment in this Fund may fluctuate, which means that you could lose money.

Market Risk:  The market values of municipal bonds owned by the Fund may decline, at times sharply and unpredictably.

Interest Rate Risk:  Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term, fixed-income securities than shorter-term securities.

Credit Risk:  Credit risk is the risk that an issuer of a municipal bond may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a bond may decline because of concerns about the issuer’s ability or willingness to make such payments. If a bond’s insurer or provider of other credit enhancement fails to fulfill its obligations or loses its credit rating, the value of the bond could drop.

Management Risk:  A strategy used by the Adviser could fail to produce the intended results.

State-Specific Risk:  Because the Fund primarily purchases municipal bonds from Kansas, the Fund is more susceptible to adverse economic, political or regulatory changes affecting municipal bond issuers in that state. While Kansas’s agricultural sector is a key component of the state’s economy, other major sectors include trade, services and manufacturing, including transportation equipment manufacturing. Downturns in these sectors could therefore have a negative effect on the economy of Kansas or the economies of any of its political subdivisions and the ability of these issuers to repay their obligations with respect to municipal bonds.

Non-Diversified Risk:  The Kansas Tax-Free Intermediate Bond Fund is non-diversified. Non-diversified funds typically hold fewer securities than diversified funds do. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio.

Tax Risk:  Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. In addition, a portion of the Fund’s otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax.

Municipal Bond Risk:  Municipal securities prices can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. In addition, the supply of and demand for Kansas municipal obligations could cause greater volatility in the value of the Fund’s shares. The actual payment of principal and interest on the Kansas bonds is dependent on the Kansas legislature allotting money each fiscal year for payment. If economic conditions in Kansas decline, the payment of principal and interest on Kansas bonds could be adversely affected.

Income Risk:  The Fund’s portfolio income may decline because of falling market interest rates.

Call Risk:  An issuer may exercise its right to pay principal on an obligation held by the Fund earlier than expected. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.

Liquidity Risk:  The Fund may not be able to pay redemption proceeds within the time periods described in this Prospectus because of unusual market conditions, an unusually high number of redemption requests or other reasons. Certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at an advantageous time or price.

Please see “More Information on Investment Objectives, Securities, Investment Practices and Risks” for a more detailed description of the investment practices of the Fund and the risks associated with those practices. As with any mutual fund, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.
Fund Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s shares from year to year; and (b) how the average annual total returns of the Fund’s shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. More information about such prior performance is available under “More Information About Fees and Performance.” To obtain updated performance information, please visit the Fund’s website at www.commercefunds.com or by calling 1-800-995-6365.
Year-by-Year Total Returns as of 12/31 Each Year TOTAL RETURN CALENDAR YEAR

Best Quarter* Q3 ‘09 +3.66% Worst Quarter* Q4 ‘10 –2.85% * Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.
After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or individual retirement account (IRA).
Average Annual Total Returns For the periods ended December 31, 2012
Average Annual Total Returns Commerce Kansas Tax-Free Intermediate Bond Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
Kansas Tax-Free Intermediate Bond Fund		5.50%	5.17%	4.23%	4.72%	Dec. 26, 2000
Kansas Tax-Free Intermediate Bond Fund Returns After Taxes on Distributions		5.35%	5.08%	4.16%	4.65%	Dec. 26, 2000
Kansas Tax-Free Intermediate Bond Fund Returns After Taxes on Distributions and Sale of Shares		4.77%	4.89%	4.10%	4.55%	Dec. 26, 2000
Barclays Capital 3-15 Year Blend Municipal Bond Index	[1]	5.14%	5.88%	4.91%	5.34%
[1]	The Barclays Capital 3-15 Year Blend Municipal Bond Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect any deduction for fees, taxes or expenses.